UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



              Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sonterra Capital, LLC

Address:  540 Madison Avenue, 34th Fl.
          New York, New York 10022


13F File Number: 028-14223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Tye Schlegelmilch
Title:   Managing Member
Phone:  (212) 605-6000


Signature, Place and Date of Signing:

  /s/ Tye Schlegelmilch           New York, New York         August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:             36

Form 13F Information Table Value Total:             $1,168,028
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number           Name

1.         028-14224                      Sonterra Capital Master Fund, Ltd.

                                           FORM 13F INFORMATION TABLE
                                           June 30, 2011

COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6  COLUMN 7         COLUMN 8

                              TITLE                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE

CONSOL ENERGY INC             COM               20854P109    46,193     952,819  SH         DEFINED     1       952,819
CONSOL ENERGY INC             COM               20854P109   122,296   2,522,600      CALL   DEFINED     1     2,522,600
CVR ENERGY INC                COM               12662P108    12,374     502,600  SH         DEFINED     1       502,600
EL PASO CORP                  COM               28336L109    22,664   1,121,964  SH         DEFINED     1     1,121,964
ENERGEN CORP                  COM               29265N108    22,748     402,625  SH         DEFINED     1       402,625
ENPRO INDS INC                COM               29355X107     5,047     105,000  SH         DEFINED     1       105,000
FLOWERS FOODS INC             COM               343498101    17,965     815,114  SH         DEFINED     1       815,114
HARLEY DAVIDSON INC           COM               412822108    30,318     740,000  SH         DEFINED     1       740,000
HARLEY DAVIDSON INC           COM               412822108    12,291     300,000      CALL   DEFINED     1       300,000
HARRIS CORP DEL               COM               413875105    22,530     500,000      CALL   DEFINED     1       500,000
HERBALIFE LTD                 COM USD SHS       G4412G101    20,897     362,548  SH         DEFINED     1       362,548
INNOPHOS HOLDINGS INC         COM               45774N108    34,922     715,618  SH         DEFINED     1       715,618
INNOSPEC INC                  COM               45768S105    12,636     375,970  SH         DEFINED     1       375,970
KOSMOS ENERGY LTD             SHS               G5315B107     4,014     236,400  SH         DEFINED     1       236,400
LA Z BOY INC                  COM               505336107    13,357   1,353,320  SH         DEFINED     1     1,353,320
LEAR CORP                     COM NEW           521865204    10,188     190,500  SH         DEFINED     1       190,500
LIBERTY MEDIA CORP NEW        INT COM SER A     53071M104    10,901     650,000  SH         DEFINED     1       650,000
LOWES COS INC                 COM               548661107    21,678     930,000  SH         DEFINED     1       930,000
LOWES COS INC                 COM               548661107    46,620   2,000,000      CALL   DEFINED     1     2,000,000
MARRIOTT INTL INC NEW         CL A              571903202    12,776     360,000  SH         DEFINED     1       360,000
MECHEL OAO                    SPON ADR PFD      583840509     2,630     304,722  SH         DEFINED     1       304,722
NABORS INDUSTRIES LTD         SHS               G6359F103    13,473     546,800  SH         DEFINED     1       546,800
NABORS INDUSTRIES LTD         SHS               G6359F103    83,732   3,398,200      CALL   DEFINED     1     3,398,200
NAVISTAR INTL CORP NEW        COM               63934E108    19,707     349,038  SH         DEFINED     1       349,038
NAVISTAR INTL CORP NEW        COM               63934E108    22,584     400,000      CALL   DEFINED     1       400,000
NORDSTROM INC                 COM               655664100     7,745     165,000  SH         DEFINED     1       165,000
OIL SVC HOLDRS TR             DEPOSTRY RCPT     678002106   395,200   2,600,000      PUT    DEFINED     1     2,600,000
REALD INC                     COM               75604L105       964      41,200      PUT    DEFINED     1        41,200
ROCK-TENN CO                  CL A              772739207    13,314     200,690  SH         DEFINED     1       200,690
SARA LEE CORP                 COM               803111103    13,341     702,531  SH         DEFINED     1       702,531
SOUTHERN UN CO NEW            COM               844030106    12,045     300,000  SH         DEFINED     1       300,000
TEMPLE INLAND INC             COM               879868107    20,818     700,000  SH         DEFINED     1       700,000
TOWER INTL INC                COM               891826109     1,625      91,879  SH         DEFINED     1        91,879
TRW AUTOMOTIVE HLDGS CORP     COM               87264S106     8,559     145,000  SH         DEFINED     1       145,000
UAL CORP                      NOTE  4.500% 6/3  902549AH7     9,230   9,300,000  PRN        DEFINED     1     9,300,000
WILLIAMS COS INC DEL          COM               969457100    40,646   1,343,680  SH         DEFINED     1     1,343,680



SK 26285 0002 1216556